Trade and Other Current Receivables - Summary of Impairment Provision for Trade and Other Receivables - Current and Non-Current Impairments (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Beginning balance		€ 321	€ 214
Charge to income statement		66	79
Reduction/releases		(68)	(54)
Reclassifications	[1]	1	86
Currency translations		(44)	(4)
Ending balance		€ 276	€ 321

[1]	2019 includes an amount transferred from provisions relating to Brazil indirect taxes.